INVESTMENT IN EQUITY SECURITIES	12 Months Ended
Dec. 31, 2020
INVESTMENT IN EQUITY SECURITIES
INVESTMENT IN EQUITY SECURITIES

3.    INVESTMENT IN EQUITY SECURITIES

In connection with the sale of Vievu to Axon Enterprise, Inc., the Company received earn-out stock payments on the first and second anniversary of the sale date based on the retention of certain customers. In May 2019, we received the first stock payment of 70,613 shares with an associated fair value of $4,611, which is included in other general expenses in the consolidated statements of operations and comprehensive income (loss). As of December 31, 2019, the Company had equity securities of $5,175 which were recorded within other current assets in the consolidated balance sheets. During the first quarter of 2020, the Company sold the equity securities for $5,591. In May 2020, we received the second and final stock payment of 70,613 shares with an associated fair value of $4,731, which is included in other general expenses in the consolidated statements of operations and comprehensive income (loss). The Company sold the equity securities for $8,781 in December 2020.

Shortly after receiving the second stock payment, the Company entered into a stock collar transaction to mitigate the impact of market volatility on our equity securities. The stock collar was settled at the time the equity securities were sold in December 2020 and resulted in a loss of $2,288.

The calculation of net unrealized gains and losses recognized during the year related to equity securities still held at the end of the year is as follows:

	Year ended December 31,
	2020	2019
Net gains recognized during the year	$2,178	$2,175
Less: Net gains recognized during the year related to equity securities sold during the year	(2,178)	—
Net unrealized gains recognized during the year related to equity securities still held at the end of the year	$—	$2,175